Shareholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Billions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Dec. 31, 2014
Class of Stock [Line Items]
Number of common stock shares authorized	4,000,000,000						4,000,000,000
Number of preferred stock shares authorized	50,000,000						50,000,000
Number of common stock shares outstanding	1,700,000,000						1,800,000,000
Number of common stock shares reserved for future issuance	80,000,000
Remaining authorized share repurchase amount	$ 1.3
Series H [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued		20,000
Liquidation preference per share		$ 25,000
Preferred stock dividend rate fixed percentage		5.15%
Redemption period of preferred stock		90 days
Preferred stock redemption date		Jul. 15, 2018
Series F [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued			44,000
Liquidation preference per share			$ 25,000
Preferred stock dividend rate variable percentage			4.468%
Preferred stock dividend rate fixed percentage			6.50%
Redemption period of preferred stock			90 days
Preferred stock redemption date			Jan. 15, 2022
Preferred stock dividend rate period			Three-month LIBOR plus
Series G [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued			43,400
Liquidation preference per share			$ 25,000
Preferred stock dividend rate variable percentage			4.86125%
Preferred stock dividend rate fixed percentage			6.00%
Redemption period of preferred stock			90 days
Preferred stock redemption date			Apr. 15, 2017
Preferred stock dividend rate period			Three-month LIBOR plus
Series A [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued				6,764	5,746
Liquidation preference per share				$ 100,000	$ 100,000	$ 100,000
Preferred stock dividend rate variable percentage				1.02%	1.02%	1.147%
Preferred stock dividend rate fixed percentage				3.50%	3.50%
Preferred stock dividend rate period				Three-month LIBOR plus	Three-month LIBOR plus	Three-month LIBOR plus
Minority interest preferred stock, shares issued						5,000
Series B [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued						40,000
Liquidation preference per share						$ 25,000
Preferred stock dividend rate variable percentage						0.60%
Preferred stock dividend rate fixed percentage						3.50%
Preferred stock dividend rate period						Three-month LIBOR plus
Series I [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued	30,000
Liquidation preference per share	$ 25,000
Preferred stock dividend rate variable percentage	3.486%
Preferred stock dividend rate fixed percentage	5.125%
Redemption period of preferred stock	90 days
Preferred stock redemption date	Jan. 15, 2021
Preferred stock dividend rate period	Three-month LIBOR plus